UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3130 Fairview Park Drive, Suite 130

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3130 Fairview Park Drive

Suite 130

Falls Church, VA 22042

(Name and address of agent for service)

With copies to:

Zuhair Nubani

Nubani & Associates

2 North LaSalle

Suite 1802

Chicago, IL 60602

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

AZZAD INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2004 (Unaudited)

Shares	Security Description	Value
Common Stocks - 97.42%
Agricultural Chemicals- 0.71%
209	Monsanto Co.	7,612

Air Courier Services- 2.59%
325	Federal Express Corp.	27,849

Aircraft Engines & Engine Parts- 1.94%
223	United Technologies	20,824

Beverages- 1.79%
396	Pepsico, Inc.	19,265

Biological Products- 3.46%
320	Amgen, Inc. *	18,179
349	Genzyme Corp. *	18,989
		37,168
Computer & Office Equipment- 5.68%
1,065	Hewlett-Packard Co.	19,969
479	Intl Business Machines, Inc.	41,069
		61,038
Computer Communications Equipment- 1.62%
960	Cisco Systems, Inc. *	17,376

Converted Paper & Paperboard Products- 1.78%
239	3M Company	19,113

Cutlery, Handtools & General Hardware- 1.82%
461	Stanley Works	19,606

Drawing & Insulating Of Nonferous Wire- 1.82%
1,596	Andrew Corp. *	19,535

Engines & Turbines- 1.74%
409	Brunswick Corp.	18,716

Guided Missiles & Space Vehicles- 1.64%
456	Rockwell International Group	17,647

Industrial Inorganic Chemicals- 2.02%
509	Praxair, Inc.	21,755

Industrial Instruments For Measuring- 1.04%
219	Danaher Corp.	11,230

Laboratory Analytical Instrume- 1.60%
391	Waters Corporation *	17,243

Miscellaneous Fabricated Metal- 1.82%
677	Crane Co.	19,579

Petroleum Refining- 10.68%
1,076	Chevrontexaco Corp.	57,717
1,183	Exxon Mobil	57,174
		114,891
Pharmaceutical Preparations- 13.00%
580	Apache Corp.	29,064
1,390	Pfizer, Inc.	42,534
637	Johnson & Johnson	35,882
979	Merck & Co., Inc.	32,307
		139,787
Plastics Products, NEC- 0.88%
204	Sealed Air Corp. *	9,455

Public Building & Related Furniture- 1.35%
255	Johnson Controls, Inc.	14,487

Radio & TV Broadcasting & Communications- 4.50%
1,241	Qualcomm, Inc.	48,449

Retail-Drug Stores- 1.83%
466	CVS Corp.	19,633

Retail-Lumber & Other Building- 5.20%
610	Lowe'S Companies, Inc.	33,154
581	Home Depot, Inc.	22,775
		55,929
Retail-Radio, TV & Consumer Electronics- 1.48%
294	Best Buy Co., Inc.	15,947

Retail-Variety Stores- 1.72%
445	Costco Wholesale Corp.	18,472

Semiconductors & Related Devices- 2.05%
1,098	Intel Corp.	22,026

Services-Computer Processing & Data Preperation- 1.97%
381	Affilated Computer Services, Inc. *	21,210

Services-General Medical & Surgical- 1.27%
669	Health Management Assocation, Inc. Class A	13,668

Services-Medical Laboratories- 2.01%
245	Quest Diagnostics, Inc.	21,614

Services-Prepackaged Software- 2.76%
611	Autodesk, Inc.	29,713

Soap, Detergents, Cleang Preparation- 4.70%
934	Procter & Gamble Co.	50,548

Specialty Cleaning, Polishing- 2.09%
421	Clorox Co.	22,439

Surgical & Medical Instruments- 6.87%
623	Bard C.R., Inc.	35,280
585	Guidant Corp.	38,633
		73,913

TOTAL COMMON STOCKS (Cost -$943,392)		1,047,737

OTHER ASSETS LESS LIABILITIES - 2.58%		27,725

NET ASSETS - 100.00%		$ 1,075,462

* Non-income producing securities.

AZZAD ETHICAL MID CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2004 (Unaudited)

Shares	Security Description	Value
Common Stocks - 97.82%
Carpets & Rugs- 5.23%
802	Mohawk Industries, Inc. *	63,671

Computer & Office Equipment- 1.75%
388	Harris Corp.	21,317

Computer Storage Devices- 4.99%
1,281	Sandisk Corp. *	37,303
928	Storage Technology *	23,441
		60,744
Crude Petroleum & Natural Gas- 7.36%
789	Pogo Producing Co.	37,438
1,605	XTO Energy, Inc.	52,130
		89,568

Fabricated Rubber Products, NEC- 1.66%
317	Carlisle Co's., Inc.	20,266

Hospital & Medical Service Plans- 4.82%
537	Coventry Health Care, Inc. *	28,660
1,215	Health Net, Inc. *	30,035
		58,695
Industrial & Commercial Fans &- 2.48%
1,065	Donaldson Co.	30,235

Laboratory Analytical Instruments- 3.44%
747	Beckman Coulter, Inc.	41,922

Leather & Leather Products- 2.13%
612	Coach, Inc. *	25,961

Miscellaneous Chemical Product- 3.63%
902	Cytec Industries., Inc.	44,153

Miscellaneous Electrical Machines- 2.89%
762	Energizer Holdings, Inc. *	35,128

Miscellaneous Manufacturing Industries- 1.50%
592	Blyth, Inc.	18,293

Natural Gas Transmisison & Distribution- 5.08%
1,138	Equitable Resources, Inc.	61,805

Office Furniture- 1.80%
554	HNI Corp.	21,927

Orthopedic, Prosthetic & Surgigal- 2.45%
625	Inamed Corp. *	29,794

Petroleum Refining- 3.96%
556	Murphy Oil Corp.	48,244

Pumps & Pumping Equipment- 1.93%
703	Graco, Inc.	23,551

Railroads, Line Hauling & Operating- 0.00%
1	Graco, Inc.	38

Retail-Apparel & Accessory Stores- 5.55%
1,705	Claire'S Stores, Inc.	42,693
1,179	Pacific Sunwear Of California, Inc. *	24,797
		67,490
Retail-Auto Dealers & Gasoline- 2.74%
1,763	Copart, Inc. *	33,374

Retail-Family Clothing Stores- 2.67%
1,033	Abercombie & Fitch Co Class A	32,540

Retail-Women'S Clothing Stores- 3.99%
718	Chico'S Fas, Inc. *	24,556
1,029	Ann Taylor Stores Corp. *	24,078
		48,634
Semiconductors & Related Devices- 5.54%
498	Microchip Technology, Inc.	13,366
806	Cree, Inc. *	24,583
859	International Recti-Fier *	29,464
		67,413
Services-Computer Programming- 3.18%
1,531	Gtech Holdings Corp.	38,765

Services-Prepackaged Software- 2.15%
1,407	Transaction Systems Architects, Inc. *	26,119

Services-Misc Health & Allied Services, NEC- 3.00%
1,229	Lincare Holdings, Inc. *	36,513

Special Industry Machinery, NEC- 1.30%
722	Lam Research Corp. *	15,797

Telephone & Telegraph Apparatus- 3.25%
503	Adtran, Inc.	11,408
651	Plantronics	28,149
		39,557
Tires & Inner Tubes- 2.45%
680	Bandag, Inc.	29,784

Trucking - 2.28%
746	Hunt J.B.Transport Services, Inc.	27,706

Water Transportation- 1.28%
459	Alexander & Baldwin	15,578

Wholesale-Medical, Dental & Hospital Equipment & Supplies- 1.34%
262	Schein Henry, Inc. *	16,325

TOTAL COMMON STOCKS (Cost -$1,141,373)		1,190,907

OTHER ASSETS LESS LIABILITIES - 2.18%		26,511

NET ASSETS - 100.00%		$ 1,217,418

* Non-income producing securities.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date November 23, 2004